Note 4 - Investment Securities Available for Sale - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Table Text Block [Abstract]
Marketable Securities [Table Text Block]

4.       INVESTMENT SECURITIES AVAILABLE FOR SALE

Investment securities available for sale consisted of the following as of the dates indicated (in thousands):

	September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$43,616	$250	$(398)	$43,468
Mortgage-backed securities	29,614	281	(28)	29,867

Total	$73,230	$531	$(426)	$73,335

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

The following tables summarize the gross unrealized losses and fair value of the Bank's investments with unrealized losses that are not deemed to be other-than-temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	September 30, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$17,842	$392	$259	$6	$18,101	$398
Mortgage-backed securities	2,822	28	--	--	2,822	28

Total	$20,664	$420	$259	$6	$20,923	$426

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

On a quarterly basis, management conducts a formal review of securities for the presence of OTTI.  Management assesses whether an OTTI is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, OTTI is considered to have occurred if the Bank intends to sell the security, if it is more likely than not the Bank will be required to sell the security before recovery of its amortized cost basis or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses are primarily a result of increases in market yields since the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the unrealized losses are also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities nor is it more likely than not that the Bank will be required to sell the securities before the recovery of the remaining amortized cost.

The Bank has pledged investment securities available for sale with carrying values totaling approximately $1.6 million as of September 30, 2013 and December 31, 2012 as collateral for certain deposits in excess of $250,000. In addition, at December 31, 2012 the Bank pledged investment securities available for sale with carrying values totaling approximately $7.9 million, as collateral for the Federal Reserve Bank (“FRB”) primary discount window. There were no FRB borrowings outstanding at December 31, 2012.

The scheduled contractual maturities of debt securities at September 30, 2013 are shown below (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30, 2013
	Amortized Cost	Fair Value	Weighted Average Rate

Within one year	$1,377	$1,382	2.79%
Due from one year to five years	12,667	12,691	2.29%
Due from five years to ten years	18,399	18,293	2.75%
Due after ten years	11,173	11,102	3.60%
	43,616	43,468	2.83%
Mortgage-backed securities	29,614	29,867	3.05%
Total	$73,230	$73,335	2.92%

As of September 30, 2013 and December 31, 2012, investments with amortized cost totaling approximately $35.8 million and $36.8 million, respectively, have call options held by the issuer, of which approximately $13.2 million and $9.2 million, respectively, are or were callable within one year.

Sales of investment securities available for sale are summarized as follows (in thousands):

	Nine Months Ended September 30,
	2013	2012

Sales proceeds	$12,169	$5,387

Gross realized gains	$47	$542
Gross realized losses	(22)	--
Net gains on sales of investment securities	$25	$542

5.        INVESTMENT SECURITIES

Investment securities consisted of the following at December 31 (in thousands):

	2012
Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

	2011
Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$35,590	$1,033	$(10)	$36,613
Corporate debt securities	6,000	--	(190)	5,810
U.S. Government sponsored agencies	19,589	65	--	19,654

Total	$61,179	$1,098	$(200)	$62,077

The following tables summarize the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 (in thousands):

	2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

	2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$1,812	$10	$--	$--	$1,812	$10
Corporate debt securities	3,810	190	--	--	3,810	190

Total	$5,622	$200	$--	$--	$5,622	$200

On a quarterly basis, management conducts a formal review of securities for the presence of OTTI.  Management assesses whether an OTTI is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, OTTI is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis or if the present values of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses are primarily a result of increases in market yields from the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the unrealized losses are also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities and nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount.

The Company has pledged investment securities with carrying values of approximately $1.6 million and $1.2 million at December 31, 2012 and 2011, respectively, as collateral for certain deposits in excess of $250,000.  In addition, at December 31, 2012, investment securities with a total carrying value of approximately $7.9 million were held at the FRB to be available to pledge as collateral for the primary discount window.  However, at December 31, 2012, there were no outstanding FRB borrowings.  At December 31, 2011, the Company pledged investment securities with a total carrying value of approximately $8.9 million as collateral at the FRB to secure transaction settlements. Effective October 9, 2012, the Company was no longer required to pledge collateral to secure transaction settlements.

The scheduled maturities of debt securities at December 31, 2012, by contractual maturity are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Within one year	$175	$176
Due from one year to five years	17,600	17,603
Due from five years to ten years	21,737	22,143
Due after ten years	13,050	13,403

Total	$52,562	$53,325

As of December 31, 2012 and 2011, investments with amortized cost of approximately $36.8 million and $48.5 million, respectively, have call options held by the issuer, of which approximately $9.2 million and $26.6 million, respectively, are or were callable within one year.

Sales of the Company’s investment securities available for sale are summarized as follows:

	Years Ended December 31,
	2012	2011

Sales proceeds	$5,387	$18,931

Gross realized gains	$542	$128
Gross realized losses	--	(567)
Net (losses) gains on sales of investment securities	$542	$(439)